Accounts and other receivables and publisher advances (Tables)	12 Months Ended
Aug. 31, 2021
Accounts And Other Receivables And Publisher Advances
Schedule of Accounts and Other Receivables

The Company’s accounts and other receivables are comprised of the following:

	August 31, 2021	August 31, 2020
	$	$

Trade accounts receivable	9,677,725	4,690,922
Other receivables	53,387	29,406
Allowance for doubtful accounts	(1,084,305)	(874,438)
Total accounts and other receivables	8,646,807	3,845,890

Schedule of Allowance for Doubtful Accounts

A continuity of the Company’s allowance for doubtful accounts is as follows:

	August 31, 2021	August 31, 2020
	$	$

Allowance for doubtful accounts, beginning of year	(874,438)	-
Acquisition of Frankly	-	(887,763)
Acquisition of SideQik	(140,896)	-
Provision, bad debt expense	(72,636)	-
Writeoffs	3,665	13,325
Allowance for doubtful accounts, end of year	(1,084,305)	(874,438)